AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 20, 2023

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 39

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind
GraniteShares ETF Trust
222 Broadway, 22nd Floor
New York, New York 10013
(Name and Address of Agent for Service)

Copies to:
Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 28, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement until July 28, 2023. Post-Effective Amendment No. 35 to the Trust’s Registration Statement relates to the GraniteShares 1.5x Long AAL Daily ETF, GraniteShares 1x Short AAL Daily ETF, GraniteShares 1.5x Short AAL Daily ETF, GraniteShares 1x Short AAPL Daily ETF, GraniteShares 1.5x Short AAPL Daily ETF, GraniteShares 1.75x Short AAPL Daily ETF, GraniteShares 1x Short AMD Daily ETF, GraniteShares 1.25x Short AMD Daily ETF, GraniteShares 1x Short COIN Daily ETF, GraniteShares 1.5x Short COIN Daily ETF, GraniteShares 1.5x Long JPM Daily ETF, GraniteShares 1x Short JPM Daily ETF, GraniteShares 1.5x Short JPM Daily ETF, GraniteShares 1.5x Long LCID Daily ETF, GraniteShares 1x Short LCID Daily ETF, GraniteShares 1.5x Short LCID Daily ETF, GraniteShares 1x Short META Daily ETF, GraniteShares 1.5x Short META Daily ETF, GraniteShares 1x Short NIO Daily ETF, GraniteShares 1x Short NVDA Daily ETF, GraniteShares 1.5x Short NVDA Daily ETF, GraniteShares 1.5x Long RIVN Daily ETF, GraniteShares 1x Short RIVN Daily ETF, GraniteShares 1.5x Short RIVN Daily ETF, GraniteShares 1.75x Long TSLA Daily ETF, GraniteShares 1.5x Long TSLA Daily ETF, GraniteShares 1.25x Short TSLA Daily ETF, GraniteShares 1.5x Short TSLA Daily ETF, GraniteShares 1.75x Short TSLA Daily ETF, GraniteShares 1.5x Long XOM Daily ETF, GraniteShares 1x Short XOM Daily ETF and GraniteShares 1.5x Short XOM Daily ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940, filed on May 09, 2023, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 19th day of July, 2023.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date
Trustee, President
(Principal Executive Officer)
/s/ William Rhind	and Chief Financial Officer	July 20, 2023
William Rhind	(Principal Financial and
Accounting Officer)

/s/ Seddik Meziani*
Seddik Meziani	Independent Trustee	July 20, 2023

/s/ Steven Smyser*
Steven Smyser	Independent Trustee	July 20, 2023

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 4, filed December 18, 2017.